Summary of Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deposits [Abstract]
NOW and money market accounts	$ 627		$ 1,294		$ 1,618
Savings accounts	106	[1]	197	[1]	295	[1]
Certificates of deposit	5,286	[2]	5,771	[2]	7,524	[2]
Total interest expense	$ 6,019		$ 7,262		$ 9,437

[1]	(1) Includes interest expense on mortgagors' and investors' escrow accounts.
[2]	2) Includes interest expense on brokered deposits.